PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 554,666	R$ 789,519
Balance at the end of the year	765,655	554,666
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,467,219	4,102,059
Current service costs	15,524	23,545
Interest on actuarial liabilities	290,570	304,603
Benefits paid	(259,357)	(228,433)
Member contributions paid	368	336
Actuarial losses (gains) adjusted by experience	252,043	(139,370)
Actuarial losses (gains) adjusted by financial assumptions	(301,750)	(595,521)
Balance at the end of the year	3,464,617	3,467,219
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(26,359)	(91,272)
Balance at the end of the year	64,725	(26,359)
Post-retirement pension plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,066,175	2,238,700
Current service costs	1,857	2,184
Interest on actuarial liabilities	169,354	160,140
Benefits paid	(188,382)	(175,863)
Member contributions paid	368	336
Actuarial losses (gains) adjusted by experience	63,005	176,664
Actuarial losses (gains) adjusted by financial assumptions	(143,157)	(335,986)
Balance at the end of the year	1,969,220	2,066,175
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	581,025	880,791
Balance at the end of the year	700,930	581,025
Post-retirement health plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,401,044	1,863,359
Current service costs	13,667	21,361
Interest on actuarial liabilities	121,216	144,463
Benefits paid	(70,975)	(52,570)
Actuarial losses (gains) adjusted by experience	189,038	(316,034)
Actuarial losses (gains) adjusted by financial assumptions	(158,593)	(259,535)
Balance at the end of the year	R$ 1,495,397	R$ 1,401,044